Financial Assets at Fair Value Through Profit or Loss - Summary of Financial Assets at Fair Value Through Profit or Loss (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ 128,224	$ 4,173	$ 359,960
Listed stocks [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	171,988		339,679
Valuation adjustments [member]
Financial Assets At Fair Value Through Profit Or Loss [line items]
Current financial assets mandatorily measured at fair value through profit or loss	$ (43,764)		$ 20,281